UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2012

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):[ ]  is a restatement.
                                 [ ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Andreeff Equity Advisors, L.L.C.
          --------------------------------
          140 East St. Lucia Lane
          --------------------------------
          Santa Rosa Beach, FL 32459
          --------------------------------

Form 13F File Number:  28-  11306
                            --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Dane Andreeff
        ----------------------------------
Title:  Managing Member
        ----------------------------------
Phone:  (850) 622-3353
        ----------------------------------

Signature, Place, and Date of Signing:

/s/ Dane Andreeff                   Santa Rosa Beach, FL        08/27/2012
--------------------------          --------------------        ----------
        [Signature]                      [City, State]            [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                          ------------
Form 13F Information Table Entry Total:        42
                                          ------------
Form 13F Information Table Value Total:      129,305
                                          ------------
                                          (x thousand)

List of Other Included Managers:  NONE

         COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
                              TITLE OF                 VALUE(x  SHRS OR   SH/    PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
      NAME OF ISSUER           CLASS         CUSIP     $1000)   PRN AMT   PRN    CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE

ADVENTRX PHARMACEUTICALS INC  COM NEW     00764X202      49       95,391   SH             Sole                 95,391
ALEXCO RESOURCE CORP          COM         01535P106     210       47,696   SH             Sole                 47,696
ALLIED NEVADA GOLD CORP       COM         019344100   4,797      169,015   SH             Sole                169,015
ARCHER DANIELS MIDLAND CO     COM         039483102   3,572      120,992   SH             Sole                120,992
AURICO GOLD INC               COM         05155C105  10,814    1,350,050   SH             Sole              1,350,050
AURIZON MINES LTD             COM         05155P106     629      139,374   SH             Sole                139,374
BARRICK GOLD CORP             COM         067901108   3,701       98,507   SH             Sole                 98,507
BENIHANA INC                  COM         082047101   3,860      239,588   SH             Sole                239,588
CALGON CARBON CORP            COM         129603106     492       34,578   SH             Sole                 34,578
CAMECO CORP                   COM         13321L108   2,972      135,410   SH             Sole                135,410
CAPITAL SR LIVING CORP        COM         140475104     262       24,689   SH             Sole                 24,689
CENTERSTATE BANKS INC         COM         15201P109   1,274      178,213   SH             Sole                178,213
COINSTAR INC                  COM         19259P300   6,097       88,805   SH             Sole                 88,805
DENISON MINES CORP            COM         248356107   7,065    5,283,280   SH             Sole              5,283,280
DEPOMED INC                   COM         249908104   1,257      220,836   SH             Sole                220,836
DYNEX CAP INC                 COM NEW     26817Q506      99        9,539   SH             Sole                  9,539
ELAN PLC                      ADR         284131208   5,159      353,583   SH             Sole                353,583
EVEREST RE GROUP LTD          COM         G3223R108   3,675       35,515   SH             Sole                 35,515
FRANCO NEVADA CORP            COM         351858105   6,766      149,517   SH             Sole                149,517
HILLTOP HOLDINGS INC          COM         432748101     498       48,317   SH             Sole                 48,317
IAMGOLD CORP                  COM         450913108   4,720      400,000   SH             Sole                400,000
IMPERIAL SUGAR CO NEW         COM NEW     453096208      62        9,723   SH             Sole                  9,723
J ALEXANDERS CORP             COM         466096104      25        2,214   SH             Sole                  2,214
JONES GROUP INC               COM         48020T101     193       20,140   SH             Sole                 20,140
MAG SILVER CORP               COM         55903Q104   3,620      411,771   SH             Sole                411,771
MYREXIS INC                   COM         62856H107     262      100,245   SH             Sole                100,245
OMEGA HEALTHCARE INVS INC     COM         681936100   1,829       81,289   SH             Sole                 81,289
PAN AMERICAN SILVER CORP      COM         697900108   6,216      368,262   SH             Sole                368,262
PAN AMERICAN SILVER CORP      CALL        697900908  10,128        6,000   SH     CALL    Sole                  6,000
PEABODY ENERGY CORP           COM         704549104   2,630      107,276   SH             Sole                107,276
PETROQUEST ENERGY INC         COM         716748108     996      199,232   SH             Sole                199,232
POINTS INTL LTD               COM NEW     730843208   2,962      247,469   SH             Sole                247,469
PROSHARES TR                  PSHS ULTSH
                              20YRS       74347R297  11,880        7,500   SH             Sole                  7,500
QUATERRA RES INC              COM         747952109   1,915    4,145,525   SH             Sole              4,145,525
STONE ENERGY CORP             COM         861642106   7,051      278,272   SH             Sole                278,272
TARGACEPT INC                 COM         87611R306     923      214,630   SH             Sole                214,630
UR ENERGY INC                 COM         91688R108     250      341,993   SH             Sole                341,993
URANERZ ENERGY CORP           COM         91688T104     499      343,884   SH             Sole                343,884
URANIUM ENERGY CORP           COM         916896103     748      326,556   SH             Sole                326,556
URANIUM RES INC               COM PAR
                              $0.001      916901507   3,124    5,036,786   SH             Sole              5,036,786
VISTA GOLD CORP               COM NEW     927926303   2,197      755,085   SH             Sole                755,085
YAMANA GOLD INC               COM         98462Y100   3,827      248,525   SH             Sole                248,525